Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current		$ 649,119	$ 469,692
Deferred	(80,154)	(183)	(803)
Total	(80,154)	648,936	468,889
CAYMAN ISLANDS
Current
Deferred
VIRGIN ISLANDS, BRITISH
Current
Deferred
HONG KONG
Current		649,119	469,692
Deferred	$ (80,154)	$ (183)	$ (803)